Leases	12 Months Ended
Aug. 31, 2023
Leases [Abstract]
Leases
8.	Leases

On September 1, 2022, the Group leases office spaces for its operations under non-cancelable operating lease agreement with expiration date in August 2025. The Group has no finance leases. The Company do not assume renewals in our determination of the lease term unless the renewals are reasonably certain to be exercised at lease commencement. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Lease expense for the years ended August 31, 2023, 2022 and 2021 was $12,241, nil and nil, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	August 31,	August 31,
	2023	2022
Right-of-use assets under operating leases	$24	-

Operating lease liabilities, current	24	-
Operating lease liabilities, non-current	12	-
Total operating lease liabilities	$36	-

As of August 31, 2023, maturities of lease liability were as follows:

As of
August 31,
Twelve months ending August 31,	2023
Fiscal year 2024	$24
Fiscal year 2025	12
Total Future minimum lease payments	36
Less: Imputed interest	-
Total	$36